FINANCE LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCE LEASE LIABILITIES
Schedule of finance lease liabilities

	As of December 31,
	2022	2021
Current finance lease liabilities	$—	$8,391
Noncurrent finance lease liabilities	—	—
Total finance lease liabilities	$—	$8,391